FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2021	06/30/2021	12/31/2021	06/30/2021
Cash and cash equivalents	35,966,810	28,327,569	399,321	7,718,544
Other financial assets	1,114,325	1,523,438	3,362,346	10,735,422
Trade receivables	119,406,290	88,919,911	—	—
Other receivables (*)	4,833,005	5,005,283	—	—
Total	161,320,430	123,776,201	3,761,667	18,453,966

(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2021	06/30/2021	12/31/2021	06/30/2021
Trade and other payables	106,016,242	72,091,408	—	—
Borrowings	138,879,727	124,774,325	89,164	—
Convertible notes	48,890,332	48,664,012	—	—
Lease liability	1,205,745	1,140,717	—	—
Employee benefits and social security	6,472,078	4,680,078	—	—
Consideration for acquisition of assets	12,443,071	11,790,533	—	—
Total	313,907,195	263,141,073	89,164	—

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2021	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	399,321	—	—
US Treasury bills	1,885,553	—	—
Other investments	1,476,793	—	—

Financial liabilities at fair value
Other finance debt	—	89,164	—

Measurement at fair value at 06/30/2021	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	7,718,544	—	—
US Treasury bills	7,885,937	—	—
Other investments	2,110,414	739,071	—